Earnings per share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Numerator:
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders - basic and diluted	$ 16,538,924	$ 32,644,969
Denominator:
Number of shares outstanding, basic	128,317,210	134,617,909
Stock options	1,816,284	859,813
Weighted average number of RSU Stocks	1,423,997	3,507,210
Number of shares outstanding-diluted	131,557,491	138,984,932
Basic earnings per share	$ 0.13	$ 0.24
Diluted earnings per share	$ 0.13	$ 0.23
Employee Stock Option [Member]
Denominator:
Anti-dilutive shares	2,126,448	2,492,520